Related Party Transactions - Schedule of Related Party Transactions (Parenthetical) (Details)	12 Months Ended
Mar. 31, 2025
InSemi Technology Services Private Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary	100.00%
Elbrus Labs Private Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary	100.00%
IDUNN Information Technology Private Limited (formerly Danske IT and Support Services India Private Limited ("Danske IT")
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary	100.00%
Infosys BPM Canada Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date	Aug. 11, 2023
Infosys Singapore Pte. Ltd. (formerly Infosys Consulting Pte. Ltd.)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary	100.00%
Blitz 24-893 SE
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary	100.00%
Infosys Limited SPC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date	Dec. 12, 2024
Infosys BPM Netherlands B.V [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date	Mar. 20, 2025